Other Liabilities - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Other Liabilities [Abstract]
Other current liabilities	$ 281	$ 322
Other non-current liabilities	116	128
Total Other Liabilities	$ 397	$ 450